UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard International Explorer Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value• ($000)

Common Stocks (96.7%)

Australia (2.2%)
James Hardie Industries NV	2,644,838	17,575
Lion Nathan Ltd.	2,730,706	15,440
Ansell Ltd.	1,883,284	15,155
^ Just Group Ltd.	3,254,735	5,708

		53,878

Austria (0.5%)
* austriamicrosystems AG	239,428	13,382

Belgium (1.0%)
Fluxys-D	3,367	9,398
Compagnie Nationale a Portefeuille	21,750	7,160
Sofina SA	60,800	5,844
Kinepolis Group	60,000	1,982

		24,384

China (0.3%)
Shenzhen Expressway Co. Ltd.	13,400,000	5,072
The Guangshen Railway Co., Ltd.	6,800,000	2,626

		7,698

Denmark (1.8%)
* Topdanmark A/S	270,000	27,083
*^ Jyske Bank A/S	280,800	14,069
* Trygvesta AS	53,475	2,840

		43,992

Finland (4.0%)
^ YIT-Yhtyma Oyj	660,000	31,478
OKO Bank (Osuuspankkien Keskuspankki Oyj)	1,450,000	22,329
* Cargotec Corp.	450,000	17,128
*^ Kone Oyj	380,000	15,308
TietoEnator Oyj B Shares	350,000	13,598

		99,841

France (4.8%)
^ Groupe Bourbon SA	250,000	26,707
*^ Saft Groupe SA	920,000	24,499
^ Rodriguez Group	300,000	17,959
Nexity	270,000	15,593
Kaufman & Broad SA	120,000	11,225
*^ Groupe Partouche SA	550,903	10,522
Eiffage SA	35,000	3,606
*^ Carrere Group	146,265	3,261
HF Company	35,647	1,883
Viel et Compagnie	330,788	1,471
* CBo Territoria	290,000	1,319
Tessi SA	8,584	441

		118,486

Germany (7.5%)
^ Hochtief AG	550,000	28,874
*^ HCI Capital AG	1,100,000	22,975
Bilfinger Berger AG	424,680	22,291
*^ Techem AG	408,796	19,267
^ Grenkeleasing AG	319,225	18,065
Schwarz Pharma AG	250,000	15,891
*^ Aareal Bank AG	350,000	14,827
Rheinmetall AG	197,470	14,400
* MTU Aero Engines Holdings AG	400,000	13,683
* CENTROTEC Sustainable AG	220,322	7,523
*^ Premier AG	275,000	4,733
* WaveLight Laser Technologies AG	56,183	1,132
cash.life AG	24,923	1,064

		184,725

Greece (2.9%)
Babis Vovos International Construction SA	1,053,661	17,832
Marfin Financial Group SA	650,000	17,168
Public Power Corp.	600,000	12,936
Mytilineos Holdings SA	412,990	12,636
Hellenic Exchanges SA	810,000	10,497

		71,069

Hong Kong (0.7%)
Dah Sing Financial Group	1,376,800	9,630
ASM Pacific Technology Ltd.	1,400,000	7,952

		17,582

India (0.2%)
UTI Bank Ltd. GDR	600,000	4,380

Indonesia (1.3%)
PT Bank Central Asia Tbk	52,924,500	20,419
PT Bank Rakyat Indonesia Tbk	31,000,000	11,194

		31,613

Ireland (1.6%)
C&C Group PLC	3,199,999	21,729
DCC PLC	750,000	16,981

		38,710

Italy (5.1%)
Azimut Holding SpA	2,700,000	25,581
Davide Campari - Milano SpA	2,202,234	17,194
Beni Stabili SpA	14,098,826	15,499
^ ACEA SpA	1,200,000	13,504
^ Compagnie Industriali Riunite SpA	4,282,947	12,134
^ Autostrada Torino-Milano SpA	618,932	12,092
^ Mondadori (Arnoldo) Editore SpA	1,139,650	10,909
Ergo Previdenza SpA	1,400,000	8,980
Italmobiliare SpA Non-Convertible Risp	85,205	4,603
^ Italmobiliare SpA	59,541	4,194
Sol SpA	500,000	2,780

		127,470

Japan (23.4%)
Dowa Mining Co. Ltd.	2,000,000	23,484
^ XEBIO Co., Ltd.	340,000	18,937
Union Tool Co.	260,000	16,748
ARRK Corp.	200,000	16,316
Daicel Chemical Industries Ltd.	2,000,000	16,240
Gunze Ltd.	2,230,000	14,821
Tokyo Ohka Kogyo Co., Ltd.	500,000	14,656
Aica Kogyo Co., Ltd.	920,000	14,609
NAFCO Co., Ltd.	300,000	14,052
Obic Co., Ltd.	60,000	13,989
Nippon Sanso Corp.	1,800,000	13,672
^ Nissan Chemical Industries, Ltd.	780,000	12,601
Lintec Corp.	420,000	12,064
^ Q.P. Corp.	1,350,000	11,844
Santen Pharmaceutical Co. Ltd.	450,000	11,787
^ Arisawa Mfg. Co., Ltd.	550,000	11,612
KOA Corp.	900,000	11,441
Circle K Sunkus Co., Ltd.	470,000	11,214
Nippon Chemi-Con Corp.	1,580,000	11,049
^ Nichicon Corp.	820,000	10,981
^ Sumitomo Warehouse Co. Ltd.	1,300,000	10,763
Enplas Corp.	400,000	10,651
Ushio Inc.	400,000	10,217
^ Kissei Pharmaceutical Co.	525,000	9,707
^ Paris Miki Inc.	450,000	9,311
^ Nipro Corp.	595,000	8,882
^ Net One Systems Co., Ltd.	3,500	8,186
Tsubaki Nakashima Co., Ltd.	400,000	8,038
^ Sato Corp.	300,000	8,029
^ TOC Co., Ltd.	1,200,000	7,843
The Hiroshima Bank, Ltd.	1,200,000	7,790
^ H.S. Securities Co., Ltd.	400,000	7,572
Daido Steel Co., Ltd.	750,000	7,344
^ Sumida Corp.	320,000	6,868
Katokichi Co., Ltd.	960,000	6,645
Hokuetsu Paper Mills, Ltd.	1,200,000	6,129
^ Sega Sammy Holdings Inc.	170,020	6,102
^ Tsuruha Holdings, Inc.	150,000	5,997
Idec Izumi Corp.	362,500	5,965
Exedy Corp.	200,000	5,947
Tamura Taiko Holdings, Inc.	700,000	5,763
^ Nissin Healthcare Food Service Co. Ltd.	350,000	5,739
H.I.S Co., Ltd.	205,000	5,576
Toyo Tire & Rubber Co., Ltd.	1,000,000	5,394
^ Sumisho Lease Co., Ltd.	100,000	5,112
^ Koito Manufacturing Co., Ltd.	350,000	4,998
The Musashino Bank, Ltd.	80,000	4,710
Maeda Corp.	655,000	4,442
Tokyo Leasing Co., Ltd.	255,800	4,320
Sanyo Chemical Industries, Ltd.	440,000	4,200
^ Nifco Inc.	200,000	4,184
^ OBIC Business Consultants Co., Ltd.	75,000	4,010
^ Saizeriya Co., Ltd.	270,000	3,971
^ Mimasu Semiconductor Industry Co., Ltd.	189,000	3,907
^ eAccess Ltd.	5,000	3,763
^ Kureha Chemical Industry Co.	700,000	3,704
^ Plenus Co. Ltd.	115,000	3,702
^ Belluna Co., Ltd.	88,000	3,463
Musashi Seimitsu Industry Co., Ltd.	100,000	3,281
Thine Electronics Inc.	560	3,182
Kyoden Co., Ltd.	400,000	3,105
Inaba Denki Sangyo Co., Ltd.	75,000	3,048
Intelligence, Ltd.	1,100	2,991
Japan Airport Terminal Co., Ltd.	314,000	2,792
Bank of Okinawa, Ltd.	54,000	2,778
Fujikura Kasei Co., Ltd.	220,000	2,693
NEC Leasing Ltd.	118,000	2,665
^ Alpha Corp.	60,000	2,623
The Tokyo Tomin Bank, Ltd.	60,000	2,576
Toho Real Estate Co., Ltd.	242,000	2,491
Nagase & Co., Ltd.	200,000	2,459
The Higashi-Nippon Bank, Ltd.	450,000	2,438
* Ninety-nine Plus Inc.	700	2,396
The Minato Bank, Ltd.	600,000	2,246
ICOM Inc.	59,000	2,234
NEC Systems	170,000	2,174
AUCNET Inc.	120,000	2,053
Nitta Corp.	100,000	1,970
^ Hard Off Corp.Co., Ltd.	200,000	1,810
Chiyoda Co., Ltd.	50,000	1,318
* UMC Japan	2,400	871
*2 Rex Holdings Co., Ltd.	209	866
^ Rex Holdings Co., Ltd.	209	834
^ Nidec Copal Corp.	56,700	784
Osaka Securities Finance Co., Ltd.	69,000	459
* Furukawa-Sky Aluminum Corp.	41,000	237
*1 Belluna Co. Ltd. Warrants Exp. 9/29/2006	1,500	8

		580,443

Netherlands (2.0%)
Fugro NV	460,000	17,337
Koninklijke Ten Cate NV	106,091	11,351
^ Heijmans NV	243,028	10,989
Stork NV	238,221	10,628

		50,305

Norway (0.1%)
* Funcom NV	957,712	2,647

Singapore (1.4%)
ComfortDelgro Corp Ltd.	10,517,000	11,032
Singapore Exchange Ltd.	5,000,000	9,751
Sembcorp Industries Ltd.	4,230,000	7,723
SIA Engineering Co. Ltd.	2,165,000	4,003
Singapore Airport Terminal Services Ltd.	1,967,000	2,862

		35,371

South Korea (3.6%)
* Amorepacific Corp.	56,000	19,913
Samsung Corp.	548,890	13,980
Pusan Bank	1,096,710	13,943
* Daewoo Engineering & Construction Co., Ltd.	1,000,000	13,488
Daegu Bank	807,820	12,658
* Yuhan Corp.	55,090	9,904
* G2R Inc.	289,420	4,198

		88,084

Spain (1.9%)
^ Red Electrica de Espana SA	800,000	25,496
Enagas SA	1,100,000	20,847

		46,343

Sweden (3.7%)
Swedish Match AB	1,800,000	22,611
Oriflame Cosmetics SA	750,000	21,330
* Transcom WorldWide SA	2,100,000	20,673
Saab AB	600,000	13,405
D. Carnegie & Co. AB	792,120	13,162

		91,181

Switzerland (7.6%)
Sika Finanz AG (Bearer)	31,510	30,700
Geberit AG	25,000	22,706
BKW FMB Energie AG	300,000	22,669
Publigroupe SA	75,000	22,064
Kuoni Reisen Holding AG (Registered)	41,000	19,115
Schindler Holding AG (Ptg. Ctf.)	43,000	18,617
Jelmoli Holding AG	9,249	14,174
Helvetia Patria Holding AG	55,000	12,469
Lindt & Spruengli AG	6,500	12,255
Bank Sarasin & Cie AG	3,000	6,851
* Mobilezone Holding AG	1,700,000	6,762

		188,382

Taiwan (1.2%)
*1 E.Sun Financial Holding Co., Ltd. GDR	737,845	12,112
*1 Basso Industry Warrants Exp. 5/26/2006	2,063,260	5,302
*1 Catcher Technology Warrants Exp. 11/29/2010	695,000	5,129
*1 Zyxel Communications Corp. Warrants Exp. 11/23/2007	2,500,000	4,384
*1 Tong Yang Industry Co., Ltd. Warrants Exp. 4/7/2006	3,000,000	3,759

		30,686

Thailand (0.4%)
Bank of Ayudhya PLC (Foreign)	22,500,000	10,122

United Kingdom (17.5%)
SIG PLC	1,407,000	20,374
Babcock International Group PLC	3,528,571	15,562
Carillion PLC	2,800,000	15,558
John Laing PLC	2,509,803	14,216
Findel PLC	1,500,000	13,883
Inchape PLC	310,000	13,123
Meggitt PLC	2,024,643	13,051
J.D. Wetherspoon PLC	1,900,000	11,818
ICAP PLC	1,500,000	11,753
WS Atkins PLC	870,000	11,441
Forth Ports PLC	380,000	11,270
Bellway PLC	550,000	11,225
Balfour Beatty PLC	1,600,000	10,437
Resolution PLC	900,000	10,340
Speedy Hire PLC	650,000	10,328
Abbot Group PLC	2,000,000	10,150
Quintain Estates & Development PLC	900,000	10,079
Headlam Group PLC	1,200,000	9,821
Paragon Group Cos. PLC	800,000	9,437
Intermediate Capital Group PLC	375,000	9,395
Redrow PLC	1,000,000	9,212
Whatman PLC	1,801,504	9,150
Close Brothers Group PLC	525,000	9,100
* CSR PLC	450,000	8,961
The Go-Ahead Group PLC	280,000	8,940
Chrysalis Group PLC	3,000,000	8,519
Alexon Group PLC	1,900,000	8,420
First Choice Holidays PLC	1,800,000	7,866
Wilson Bowden PLC	300,000	7,808
London Merchant Securities PLC	1,700,000	7,777
Domestic & General Group PLC	500,000	7,602
The Future Network PLC	7,200,000	7,560
* Premier Oil PLC	456,503	7,463
Shaftesbury PLC	850,000	7,458
National Express Group PLC	450,000	7,000
Goldshield Group PLC	995,601	6,771
Alfred McAlpine Group PLC	800,000	6,051
* AEA Technology PLC	2,781,250	5,974
Stagecoach Group PLC	2,825,000	5,622
BPP Holdings PLC	600,000	4,581
Nestor Healthcare Group PLC	2,149,235	4,280
Devro PLC	1,800,000	4,085
Lawrence PLC	750,000	4,054
Ultra Electronics Holdings PLC	225,000	3,955
Taylor Woodrow PLC	500,000	3,468
RM PLC	1,000,000	3,247
Grainger Trust PLC	300,000	3,075
* London Clubs International PLC	1,200,000	2,950
* I-Mate PLC	564,625	2,659
Liontrust Asset Management PLC	428,549	2,588
Stanley Leisure PLC	170,000	2,285
Greggs PLC	27,612	2,161
* SCi Entertainment Group PLC	100,000	899

		434,802

Total Common Stocks
(Cost $1,675,533)		2,395,576

Temporary Cash Investment (8.1%)

** Vanguard Market Liquidity Fund, 4.405%	199,750,209	199,750

Total Temporary Cash Investment
(Cost $199,750)		199,750

Total Investments (104.8%)
(Cost $1,875,283)		2,595,326

Other Assets and Liabilities—Net (-4.8%)		(118,716)

Net Assets (100%)		2,476,610

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $30,694,000, representing 1.2% of net assets.
2	Security acquired through a 1 for 1 bonus issuance on a when issed or delayed delivery basis for which the fund has not taken delivery as of January 31, 2006.
GDR — Global Depositary Receipt.
(Ptg.Ctf.) — Participating Certificates.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $1,883,930,000. Net unrealized appreciation of investment securities for tax purposes was $711,396,000, consisting of unrealized gains of $742,515,000 on securities that had risen in value since their purchase and $31,119,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Mid-Cap Growth Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value• ($000)

Common Stocks (94.0%)

Consumer Discretionary (15.6%)
Polo Ralph Lauren Corp.	183,700	10,405
* Chico's FAS, Inc.	162,400	7,074
* Scientific Games Corp.	220,600	7,070
Marriott International, Inc. Class A	103,100	6,871
* Lamar Advertising Co. Class A	139,700	6,415
* GameStop Corp. Class A	158,280	6,380
Royal Caribbean Cruises, Ltd.	122,050	4,992
D. R. Horton, Inc.	119,300	4,452
* Getty Images, Inc.	47,905	3,911
Hilton Hotels Corp.	156,800	3,909
* Bed Bath & Beyond, Inc.	103,100	3,857
* Gaylord Entertainment Co.	89,400	3,844
* Men's Wearhouse, Inc.	97,000	3,314
* P.F. Chang's China Bistro, Inc.	60,941	3,124
* Urban Outfitters, Inc.	109,800	2,999
* IAC/InterActiveCorp	102,800	2,983
* Jarden Corp.	116,500	2,871
* MGM Mirage, Inc.	67,700	2,509
Harrah's Entertainment, Inc.	33,600	2,473
Fortune Brands, Inc.	30,900	2,316
* XM Satellite Radio Holdings, Inc.	88,200	2,309
Tiffany & Co.	47,000	1,772
Abercrombie & Fitch Co.	25,800	1,713
* Coldwater Creek Inc.	73,800	1,505

		99,068

Consumer Staples (0.8%)
* Herbalife Ltd.	144,800	5,010

Energy (9.7%)
* National Oilwell Varco Inc.	159,300	12,118
ENSCO International, Inc.	157,355	8,044
* Grant Prideco, Inc.	149,900	7,508
Peabody Energy Corp.	73,600	7,324
Diamond Offshore Drilling, Inc.	70,600	5,992
* Superior Energy Services, Inc.	202,200	5,490
* Forest Oil Corp.	87,300	4,496
Range Resources Corp.	130,200	3,889
* Southwestern Energy Co.	75,600	3,261
* Nabors Industries, Inc.	39,600	3,218
* Transocean Inc.	100	8

		61,348

Financials (11.5%)
* CB Richard Ellis Group, Inc.	188,054	11,870
Host Marriott Corp. REIT	327,600	6,536
* Affiliated Managers Group, Inc.	62,100	5,763
Willis Group Holdings Ltd.	163,600	5,679
Legg Mason Inc.	42,930	5,568
*^ CBOT Holdings, Inc. Class A	49,100	5,200
HCC Insurance Holdings, Inc.	149,100	4,631
* AmeriCredit Corp.	159,300	4,581
Ambac Financial Group, Inc.	58,300	4,478
Aspen Insurance Holdings Ltd.	181,600	4,209
PartnerRe Ltd.	67,000	4,139
* Arch Capital Group Ltd.	75,400	4,097
Investors Financial Services Corp.	77,200	3,624
Sovereign Bancorp, Inc.	139,000	3,030

		73,405

Health Care (13.8%)
* Gen-Probe Inc.	208,990	10,539
* Covance, Inc.	122,900	6,982
Allergan, Inc.	54,800	6,379
* Caremark Rx, Inc.	124,300	6,128
* Celgene Corp.	80,500	5,728
* ResMed Inc.	138,000	5,443
* Cytyc Corp.	178,550	5,374
* VCA Antech, Inc.	174,200	4,820
* Barr Pharmaceuticals Inc.	70,200	4,604
* Henry Schein, Inc.	97,200	4,533
* Community Health Systems, Inc.	104,900	3,817
* PDL BioPharma Inc.	122,800	3,580
* Affymetrix, Inc.	92,000	3,513
* Endo Pharmaceuticals Holdings, Inc.	110,800	3,180
* DaVita, Inc.	54,300	2,973
* Biogen Idec Inc.	64,400	2,882
C.R. Bard, Inc.	44,200	2,803
* MedImmune Inc.	80,500	2,747
* Schick Technologies, Inc.	53,168	2,063

		88,088

Industrials (11.7%)
UTI Worldwide, Inc.	116,045	12,153
Precision Castparts Corp.	186,100	9,296
* Monster Worldwide Inc.	210,400	8,976
Southwest Airlines Co.	518,600	8,536
* McDermott International, Inc.	154,500	8,034
Rockwell Automation, Inc.	91,400	6,039
The Corporate Executive Board Co.	49,500	4,165
Harsco Corp.	46,000	3,644
Robert Half International, Inc.	86,900	3,174
* Stericycle, Inc.	52,150	3,117
MSC Industrial Direct Co., Inc. Class A	68,200	3,064
* ChoicePoint Inc.	67,600	2,780
* Global Cash Access, Inc.	92,300	1,427

		74,405

Information Technology (25.9%)
* Broadcom Corp.	211,200	14,404
Adobe Systems, Inc.	320,285	12,722
Paychex, Inc.	322,100	11,708
* Comverse Technology, Inc.	402,050	11,012
* Alliance Data Systems Corp.	241,300	10,195
* Cognizant Technology Solutions Corp.	177,500	9,296
* Activision, Inc.	544,110	7,802
* Marvell Technology Group Ltd.	106,400	7,280
* NVIDIA Corp.	156,400	7,032
* NAVTEQ Corp.	122,670	5,509
* Amdocs Ltd.	132,500	4,267
* Network Appliance, Inc.	131,300	4,097
Analog Devices, Inc.	103,000	4,096
* Cognos Inc.	102,400	3,901
Maxim Integrated Products, Inc.	93,800	3,850
Scientific-Atlanta, Inc.	87,100	3,724
* DST Systems, Inc.	61,800	3,502
* SRA International, Inc.	108,800	3,455
* CheckFree Corp.	65,400	3,389
* Citrix Systems, Inc.	109,100	3,365
National Semiconductor Corp.	118,100	3,332
* LAM Research Corp.	71,400	3,315
Autodesk, Inc.	77,800	3,158
* Silicon Laboratories Inc.	60,000	2,954
* MEMC Electronic Materials, Inc.	101,900	2,912
KLA-Tencor Corp.	55,600	2,890
* F5 Networks, Inc.	42,300	2,737
* Business Objects S.A. ADR	56,300	2,336
* Cadence Design Systems, Inc.	127,300	2,248
Intersil Corp.	76,800	2,232
* Hyperion Solutions Corp.	49,700	1,710

		164,430

Materials (1.2%)
Martin Marietta Materials, Inc.	92,700	7,859

Telecommunication Services (3.4%)
* NII Holdings Inc.	238,000	11,771
* American Tower Corp. Class A	315,400	9,758

		21,529

Exchange-Traded Funds (0.4%)
2 Vanguard Mid-Cap VIPERs	39,800	2,710

Total Common Stocks
(Cost $487,815)		597,852

Temporary Cash Investments (7.1%)

Money Market Fund (6.8%)
** Vanguard Market Liquidity Fund, 4.405%	43,536,032	43,536

	Face Amount ($000)

U.S. Agency Obligation (0.3%)
† Federal National Mortgage Assn
[1] 4.472%, 4/12/2006	2,000	1,983

Total Temporary Cash Investments
(Cost $45,517)		45,519

Total Investments (101.1%)
(Cost $533,332)		643,371

Other Assets and Liabilities—Net (-1.1%)		(7,183)

Net Assets (100%)		636,188

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $1,983,000 have been segregated as initial margin for open futures contracts.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group. ADR — American Depositary Receipt. REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $533,332,000. Net unrealized appreciation of investment securities for tax purposes was $110,039,000, consisting of unrealized gains of $113,371,000 on securities that had risen in value since their purchase and $3,332,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.3% and 4.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P Mid-Cap Index	135	10,588	137
E-mini NASDAQ 100 Index	130	4,471	67

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Selected Value Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (92.2%)

Consumer Discretionary (21.4%)
Sherwin-Williams Co.	2,064,200	109,196
GTECH Holdings Corp.	2,862,900	95,678
Whirlpool Corp.	1,185,800	95,670
The Stanley Works	1,896,500	93,004
Family Dollar Stores, Inc.	3,115,800	74,623
Royal Caribbean Cruises, Ltd.	1,808,600	73,972
^2 Winnebago Industries, Inc.	2,205,700	69,060
Brunswick Corp.	1,599,600	60,129
Genuine Parts Co.	1,360,000	57,841
Mattel, Inc.	2,329,900	38,443
^ Dana Corp.	6,437,400	31,350
Service Corp. International	3,785,300	30,964
Dillard's Inc.	802,700	20,790
Magna International, Inc. Class A	120,000	8,880

		859,600

Consumer Staples (7.1%)
Reynolds American Inc.	1,112,200	112,477
Carolina Group	2,368,800	109,249
UST, Inc.	1,622,300	63,172

		284,898

Energy (4.9%)
Marathon Oil Corp.	1,798,700	138,266
Murphy Oil Corp.	921,600	52,531
Overseas Shipholding Group Inc.	103,000	5,313

		196,110

Financials (21.4%)
Radian Group, Inc.	1,715,000	98,149
New York Community Bancorp, Inc.	5,619,100	95,862
Willis Group Holdings Ltd.	2,711,400	94,113
People's Bank	2,815,975	86,422
The South Financial Group, Inc.	3,296,000	85,960
Axis Capital Holdings Ltd.	2,649,900	79,232
American Financial Realty Trust REIT	5,938,600	73,817
XL Capital Ltd. Class A	1,081,700	73,188
TCF Financial Corp.	2,882,900	72,044
UnumProvident Corp.	2,444,800	49,703
* CNA Financial Corp.	991,200	31,342
American Financial Group, Inc.	269,200	10,127
American National Insurance Co.	55,622	6,591
Hudson City Bancorp, Inc.	330,000	4,099

		860,649

Health Care (9.1%)
Hillenbrand Industries, Inc.	1,901,800	93,607
* Triad Hospitals, Inc.	1,877,900	77,106
* HealthSouth Corp.	12,660,100	61,148
Universal Health Services Class B	1,188,000	56,442
* WellPoint Inc.	624,840	47,988
Valeant Pharmaceuticals International	1,696,400	30,467

		366,758

Industrials (9.4%)
American Power Conversion Corp.	3,709,900	87,925
Ryder System, Inc.	1,965,500	87,858
Goodrich Corp.	2,141,000	84,291
ITT Industries, Inc.	622,300	63,786
* Air France KLM ADR	2,341,700	53,344

		377,204

Information Technology (6.1%)
*2 Tech Data Corp.	3,310,009	136,472
* Micron Technology, Inc.	4,000,000	58,720
* Solectron Corp.	13,150,800	50,236

		245,428

Materials (3.1%)
[2] Domtar Inc.	11,899,400	62,829
United States Steel Corp.	1,000,000	59,750

		122,579

Utilities (9.7%)
Xcel Energy, Inc.	4,875,100	94,674
Pinnacle West Capital Corp.	1,981,600	84,436
CenterPoint Energy Inc.	6,092,200	77,858
MDU Resources Group, Inc.	1,464,000	52,997
* Reliant Energy, Inc.	4,900,000	49,588
FirstEnergy Corp.	557,100	27,911

		387,464

Total Common Stocks
(Cost $3,201,625)		3,700,690

Temporary Cash Investments (7.7%)

Money Market Funds (7.6%)
** Vanguard Market Liquidity Fund, 4.405%	304,100,009	304,100

	Face Amount ($000)

U.S. Government & Agency Obligations (0.1%)
† Federal National Mortgage Assn
[1] 4.419%, 4/12/2006	5,000	4,957

Total Temporary Cash Investments
(Cost $309,057)		309,057

Total Investments (99.9%)
(Cost $3,510,682)		4,009,747

Other Assets and Liabilities—Net (0.1%)		3,562

Net Assets (100%)		4,013,309

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $4,957,000 have been segregated as initial margin for open futures contracts.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. ADR — American Depositary Receipt. REIT —Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $3,510,682,000. Net unrealized appreciation of investment securities for tax purposes was $499,065,000, consisting of unrealized gains of $629,761,000 on securities that had risen in value since their purchase and $130,696,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 94.0% and 5.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	149	47,814	534
E-mini S&P 500 Index	385	24,709	(25)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
SECURITY NAME	10/31/05 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	1/31/06 Market Value ($000)

Domtar Inc.	50,215				62,829
Tech Data Corp.	114,675		19		136,472
Winnebago Industries, Inc.	64,671			198,513	69,060

	$229,561			$198,513	$268,361

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.